Operating Leases - Supplemental information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Cash paid for operating leases	$ 466	$ 1,424
Right-of-use assets obtained in exchange for operating lease liabilities	$ 863	$ 151